Schedule of Fair Value of Stock Options (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	0.00%
Risk-free interest rate, minimum		0.73%
Risk-free interest rate, maximum		2.96%
Expected dividend yield
Expected term in years
Expected volatility	0.00%
Expected volatility, minimum		50.00%
Expected volatility, maximum		86.30%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years		1 year 4 months 9 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years		1 year 10 months 6 days